Subsequent Events (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 14, 2012	Dec. 31, 2011 Series D Cumulative Preferred Stock	Dec. 31, 2010 Series D Cumulative Preferred Stock	Dec. 31, 2011 Issuance of Equity [Member] Series D Cumulative Preferred Stock	Feb. 27, 2012 Issuance of Equity [Member] Series D Cumulative Preferred Stock	Dec. 31, 2011 Acquisition [Member] A	Dec. 31, 2011 Acquisition [Member] Noble County [Member] A	Dec. 31, 2011 Sale [Member]	Dec. 31, 2011 Green Hunter Energy [Member]
Subsequent Event [Line Items]
Shares sold out of Preferred Stock							638,998
Series D Cumulative Perpetual Preferred Stock at an average price							$ 47.33
Proceeds from issuance of preferred stock	$ 94,764,000	$ 63,444,000	$ 4,956,000				$ 29,600,000
Preferred stock, shares outstanding					1,438,000			2,076,556
Acquisition of leasehold mineral interest									24,800,000
Area acquired by subsidiary gross										15,558
Area acquired by subsidiary net									14,815	12,186
Area acquired price per acre									2,037
Area acquired by subsidiary									18,187
Prospective area net									61,151
Percentage of equity ownership sold											100.00%
Sale of stock, consideration received on transaction											8,800,000
Cumulative dividend rate for Cumulative Preferred Stock					8.00%	8.00%						10.00%
Subsequent Events (Textual) [Abstract]
New Borrowing Base				235,000,000
Borrowing base minimum	$ 200,000,000
Period of rental agreement	5 years